Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash	$ 106	$ 244	$ 3,730
Accounts receivable, net of allowance	96	520	2,617
Prepaid expenses and other current assets	420	900	242
Current assets held for sale		23	645
Total current assets	622	1,687	7,234
NON-CURRENT ASSETS
Goodwill	3,223
Property and equipment, net	608	824	2,619
Intangible assets, net	3,223		1,545
Non-current assets held for sale - (Note 2)			1,023
Other assets	25	27	26
Total non-current assets	3,856	851	5,213
TOTAL ASSETS	4,478	2,538	12,447
CURRENT LIABILITIES
Accounts payable	368	1,416	2,350
Accrued liabilities	774	828	1,080
Notes payable	2,435	1,350
Notes payable – related parties	403
Warrant derivative liabilities	3,759	3,104	3,694
Current portion of long-term debt			500
Current liabilities held for sale		34	43
Total current liabilities	7,739	6,732	7,667
NON-CURRENT LIABILITIES
COMMITMENTS AND CONTINGENCIES
Total liabilities	7,739	6,732	7,667
STOCKHOLDERS’ DEFICIT (Numbers of shares rounded to thousands)
Preferred stock
Common stock	69	53	49
Additional paid-in-capital	125,681	113,310	108,585
Accumulated deficit	(127,340)	(115,886)	(102,236)
Treasury stock, at cost	(1,671)	(1,671)	(1,618)
Total stockholders’ deficit	(3,303)	(4,194)	4,780
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	4,478	2,538	$ 12,447
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT (Numbers of shares rounded to thousands)
Preferred stock
Series C Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT (Numbers of shares rounded to thousands)
Preferred stock